Net Exchange Rate Differences (Tables)	12 Months Ended
Dec. 31, 2024
Exchange differences on translation [abstract]
Disclosure of exchange rate differences recognized

The exchange-rate differences recognized in the consolidated statement of operations are included as follows:

	2024	2023	2022
Other operating income and (expenses), net (Note 9)	(2,061)	(2,991)	(3,776)
Finance income and expenses (Note 10)	14,306	7,825	13,112
Exchange-rate differences—net	12,245	4,834	9,336